Consolidated Statements of Comprehensive Loss - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit (loss) for the period	R$ (1,400,670)	R$ 1,467,995	R$ 4,619,726	R$ 3,121,616
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Total comprehensive income	R$ (1,400,670)	R$ 1,467,995	R$ 4,619,726	R$ 3,121,616